Document and Entity Information	Oct. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2017
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Jul. 01, 2017
Parametric Dividend Income Fund | Investor Class
Risk/Return:
Trading Symbol	EAPDX
Parametric Dividend Income Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPDX